Annual Fund Operating Expenses	Jan. 31, 2026
Common Stock Fund | Common Stock Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.06%	[1]
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	0.96%
Common Stock Fund | Common Stock Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.06%	[1]
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.84%
Large Cap Fund | Large Cap Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.13%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.84%
Large Cap Fund | Large Cap Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.71%
International Fund | International Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.95%
International Fund | International Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.80%
International Fund II - Currency Unhedged
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
International Fund II - Currency Unhedged | International Fund II - Currency Unhedged Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.41%
Other Expenses (as a percentage of Assets):	0.56%	[2]
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.31%)	[3]
Net Expenses (as a percentage of Assets)	1.00%
International Fund II - Currency Unhedged | International Fund II - Currency Unhedged Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.41%
Other Expenses (as a percentage of Assets):	0.41%	[2]
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	0.90%
Global Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Global Fund | Global Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	2.77%
Other Expenses (as a percentage of Assets):	2.92%	[4]
Expenses (as a percentage of Assets)	3.62%
Fee Waiver or Reimbursement	(2.62%)	[5]
Net Expenses (as a percentage of Assets)	1.00%
Global Fund | Global Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	2.77%
Other Expenses (as a percentage of Assets):	2.77%	[4]
Expenses (as a percentage of Assets)	3.47%
Fee Waiver or Reimbursement	(2.57%)	[5]
Net Expenses (as a percentage of Assets)	0.90%

[1]	“Other Expenses” includes acquired fund fees and expenses (“AFFE”) of 0.01%. AFFE are indirect costs of the Fund’s investments in other investment companies during the period. As a result, “Total Annual Fund Operating Expenses” in the table above do not correlate to the ratio of operating expenses to average net assets after reimbursements found within the “Financial Highlights” section of this prospectus, which does not include AFFE.
[2]	Other Expenses for the Investor Class are estimated as the Investor Class had not launched as of the date of this Prospectus.
[3]	The Fund’s investment adviser has contractually agreed in the investment advisory agreement and operating expenses limitation agreement to waive its advisory fee to the extent necessary to ensure that net expenses (excluding federal, state and local taxes, interest, brokerage commissions and extraordinary items) do not exceed 1.75% of the average daily net assets of the Investor Class shares of the Fund and 1.65% of the average daily net assets of the Institutional Class shares of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund’s investment adviser for any reason upon sixty days prior written notice, but is expected to continue indefinitely, and the operating expenses limitation agreement may only be terminated by the Fund’s Board of Directors. In addition to the reimbursement required under the investment advisory agreement, the investment adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 1.00% of the Investor Class shares (currently not available for purchase) and 0.90% of the Institutional Class shares at least through January 31, 2027.
[4]	Other Expenses for the Investor Class are estimated as the Investor Class had not launched as of the date of this Prospectus.
[5]	The Fund’s investment adviser has contractually agreed in the investment advisory agreement and operating expenses limitation agreement to waive its advisory fee to the extent necessary to ensure that net expenses (excluding federal, state and local taxes, interest, brokerage commissions and extraordinary items) do not exceed 1.75% of the average daily net assets of the Investor Class shares of the Fund and 1.65% of the average daily net assets of the Institutional Class shares of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund’s investment adviser for any reason upon sixty days prior written notice, and is subject to renewal on a yearly basis. The operating expenses limitation agreement may only be terminated by the Fund’s Board of Directors. In addition, the investment adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 1.00% of the Investor Class shares (currently not available for purchase) and 0.90% of the Institutional Class shares at least through January 31, 2027, which agreement may only be terminated by the Fund’s Board of Directors.